NATIXIS FUNDS

LOOMIS SAYLES FUNDS

NATIXIS ETFs

Supplement dated December 28, 2018 to the Loomis Sayles Funds Statements of Additional Information, dated February 1, 2018, the Natixis Funds Statements of Additional Information, dated February 1, 2018, April 1, 2018, May 1, 2018, June 1, 2018 and December 28, 2018, and the Natixis ETFs Statements of Additional Information, dated May 1, 2018, as may be revised or supplemented from time to time, for the following funds:

AEW Real Estate Fund	Loomis Sayles Small/Mid Cap Growth Fund
ASG Dynamic Allocation Fund	Loomis Sayles Small Cap Value Fund
ASG Global Alternatives Fund	Loomis Sayles Strategic Alpha Fund
ASG Managed Futures Strategy Fund	Loomis Sayles Strategic Income Fund
ASG Tactical U.S. Market Fund	McDonnell Intermediate Municipal Bond Fund
Gateway Fund	Mirova Global Green Bond Fund
Gateway Equity Call Premium Fund	Mirova Global Sustainable Equity Fund
Loomis Sayles Bond Fund	Mirova International Sustainable Equity Fund
Loomis Sayles Core Plus Bond Fund	Natixis Loomis Sayles Short Duration Income ETF
Loomis Sayles Fixed Income Fund	Natixis Oakmark Fund
Loomis Sayles Global Bond Fund	Natixis Oakmark International Fund
Loomis Sayles Global Allocation Fund	Natixis Seeyond International Minimum Volatility ETF
Loomis Sayles Global Growth Fund	Natixis Sustainable Future 2015 FundSM
Loomis Sayles Growth Fund	Natixis Sustainable Future 2020 FundSM
Loomis Sayles High Income Fund	Natixis Sustainable Future 2025 FundSM
Loomis Sayles High Income Opportunities Fund	Natixis Sustainable Future 2030 FundSM
Loomis Sayles Inflation Protected Securities Fund	Natixis Sustainable Future 2035 FundSM
Loomis Sayles Institutional High Income Fund	Natixis Sustainable Future 2040 FundSM
Loomis Sayles Intermediate Duration Bond Fund	Natixis Sustainable Future 2045 FundSM
Loomis Sayles Investment Grade Bond Fund	Natixis Sustainable Future 2050 FundSM
Loomis Sayles Investment Grade Fixed Income Fund	Natixis Sustainable Future 2055 FundSM
Loomis Sayles Limited Term Government and Agency Fund	Natixis Sustainable Future 2060 FundSM
Loomis Sayles Multi-Asset Income Fund	Natixis U.S. Equity Opportunities Fund
Loomis Sayles Securitized Asset Fund	Vaughan Nelson Select Fund
Loomis Sayles Senior Floating Rate and Fixed Income Fund	Vaughan Nelson Small Cap Value Fund
Loomis Sayles Small Cap Growth Fund	Vaughan Nelson Value Opportunity Fund

Effective January 1, 2019, the second paragraph in the sub-section “Trustee Fees” within the section “Management of the Trust(s)” in the Statements of Additional Information is hereby replaced with the following:

The Chairperson of the Board receives a retainer fee at the annual rate of $360,000. The Chairperson does not receive any meeting attendance fees for Board meetings or committee meetings that he attends. Each Trustee who is not an employee, officer or director of Natixis Advisors, the Distributor or their affiliates (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $190,000. Each Trustee who is not an employee, officer or director of Natixis Advisors, the Distributor or their affiliates also receives a meeting attendance fee of $10,000 for each meeting of the Board that he or she attends in person and $5,000 for each meeting of the Board that he or she attends telephonically. In addition, the Chairperson of the Audit Committee and the Chairperson of the Contract Review Committee each receive an additional retainer fee at an annual rate of $20,000. The Chairperson of the Governance Committee receives an additional retainer fee at an annual rate of $15,000. Each Contract Review Committee and Audit Committee member is compensated $6,000 for each committee meeting that he or she attends in person and $3,000 for each committee meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust based on a formula that takes into account, among other factors, the relative net assets of each mutual fund portfolio. Trustees are reimbursed for travel expenses in connection with attendance at meetings.